SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 268,975	$ 577,276
2026	298,497	292,948
2027	164	161
2028	164	161
2029 and after	507	498
Intangible assets, net	$ 568,307	$ 871,044	$ 1,916,362